Other reserve (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Other reserve
Beginning Balance	€ 806,677	€ 762,961
Repurchase of ordinary shares	(9,414)
Employee share-based compensation	827	1,971
Changes in ownership interest in a subsidiary without change of control		(4,672)
Capital contribution from non-controlling interests		2,775
Currency translation differences	(2,538)	6,854
Actuarial reserve relating to employee benefit	45	9
Other	(1,607)
Ending Balance	793,990	769,898
Other reserves
Other reserve
Repurchase of ordinary shares	(9,414)
Employee share-based compensation	827	1,971
Other	(1,607)
Share premium | Other reserves
Other reserve
Beginning Balance	783,883	743,501
Ending Balance	783,883	743,501
Cumulative translation adjustment | Other reserves
Other reserve
Beginning Balance	2,617	(716)
Currency translation differences	(2,538)	6,854
Ending Balance	79	6,138
Re-measurement of defined benefit plans | Other reserves
Other reserve
Beginning Balance	(86)	675
Actuarial reserve relating to employee benefit	45	9
Ending Balance	(41)	684
Other reserves | Other reserves
Other reserve
Beginning Balance	20,263	19,501
Repurchase of ordinary shares	(9,414)
Employee share-based compensation	827	1,971
Changes in ownership interest in a subsidiary without change of control		(4,672)
Capital contribution from non-controlling interests		2,775
Other	(1,607)
Ending Balance	€ 10,069	€ 19,575